Income (expenses) by nature (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of attribution of expenses by nature to their function [line items]
Personnel expenses			R$ (1,085,896)	R$ (1,097,120)
Costs of raw materials, materials and services			(6,498,110)	(6,748,782)
Logistics cost			(2,688,905)	(2,990,033)
Depreciation, depletion and amortization			(5,405,769)	(4,794,691)
Other			(890,361)	(706,665)
Total	R$ (8,761,465)	R$ (8,608,124)	(16,569,041)	(16,337,291)
Personnel expenses			(175,521)	(186,015)
Services			(117,445)	(119,340)
Logistics cost			(749,323)	(715,044)
Depreciation and amortization			(488,109)	(484,083)
Other (2)			(34,793)	(88,650)
Selling	(813,147)	(838,250)	(1,565,191)	(1,593,132)
Personnel expenses			(787,738)	(798,162)
Services			(250,949)	(254,575)
Depreciation and amortization			(69,327)	(62,524)
Other (3)			(131,412)	(205,756)
General and administrative	(556,623)	(647,466)	(1,239,426)	(1,321,017)
Results from sales of other products, net			52,617	52,044
Net result on disposal and write-off of non-current assets			188,297	(124,099)
Fair value adjustment of biological assets			1,157,728	(73,248)	R$ 1,516,458
Depreciation, amortization and other PPA realizations (4)			23,951	4,612
Provision for judicial liabilities			(77,162)	(123,504)
Other operating income, net			59,041	(9,920)
Total			1,404,472	(274,115)
Other operating income, net	R$ 1,334,957	R$ (154,906)	1,404,472	(274,115)
Cost Of Sales , Idle Capacity And Maintenance			R$ 812,232	R$ 441,639